Provisions - Schedule of Analysis for Significant assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase in Rate [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate	1.00%	1.00%
Future annual salary increases, Increase/(decrease) in rate	1.00%	1.00%
Increase in defined benefit obligations [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate	$ (26,792)	$ (33,908)
Future annual salary increases, Increase/(decrease) in defined benefit obligations	$ 33,761	$ 42,894
Decrease in Rate [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate	1.00%	1.00%
Future annual salary increases, Increase/(decrease) in rate	1.00%	1.00%
Decrease in defined benefit obligations [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate	$ 33,907	$ 43,318
Future annual salary increases, Increase/(decrease) in defined benefit obligations	$ (27,152)	$ (34,214)